BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2021	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 14, 2017
Allowance for doubtful accounts	$ 3,967		$ 3,967	$ 5,019
Common Stock, par value	$ 0.00001		$ 0.00001	$ 0.00001
Common Stock, shares authorised	2,500,000,000		2,500,000,000	2,500,000,000
Common Stock, shares issued	850,772,637		786,308,041	763,967,603
Common Stock, shares outstanding	850,772,637		786,308,041	763,967,603	146,803,392
S And S Beverage [Member]
Allowance for doubtful accounts		$ 24,280	$ 24,280	$ 0
Common Stock, par value		$ 30.05	$ 30.05	$ 30.05
Common Stock, shares authorised		10,000	10,000	10,000
Common Stock, shares issued		10,000	10,000	10,000
Common Stock, shares outstanding		10,000	10,000	10,000
S And S Beverage [Member] | Star Up Cost [Member]
Common Stock, par value			$ 30.05